IFRS 7 Disclosure (Market Risk) (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024
Market Risk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes		259 days
Positive trading days		89.00%
Percentage of P&C deposits in total funding	64.00%	64.00%		63.00%
GMR, threshold days, out of every one hunderd days		1 day
GMR, threshold period		100 days
GMR, holding period		1 day
IDSR, threshold days, out of every one hundred days		1 day
IDSR, threshold period		100 days
IDSR, holding period		10 days
Number of trading losses in period		7 days
100 bps increase [member]
Market Risk [Line Items]
EVE Sensitivity	$ (2,612)	$ (2,612)	$ (2,573)		$ (2,312)
Increase (decrease) to economic value of shareholders equity from prior period	39
NII Sensitivity	679	679	597		875
Increase (decrease) to net interest income from last period	82
100 bps decrease [member]
Market Risk [Line Items]
EVE Sensitivity	2,116	2,116	2,056		1,861
Increase (decrease) to economic value of shareholders equity from prior period	60
NII Sensitivity	(769)	$ (769)	$ (789)		$ (1,053)
Increase (decrease) to net interest income from last period	$ (20)